Preferred Stock (Details)	Dec. 31, 2014	Dec. 31, 2013
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding	2,483,692	2,483,692
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding	8,073,508	8,073,508
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding	3,351,156	3,351,156
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding	19,557,392	19,557,392
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding	33,465,748	33,465,748